Document and Entity Information	Mar. 17, 2020
Document Type	8-K
Document Period End Date	Mar. 17, 2020
Entity File Number	001-37825
Entity Registrant Name	Talend S.A.
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	9, rue Pages
Entity Address, City or Town	Suresnes
Entity Address, Postal Zip Code	92150
City Area Code	(0) 1 4
Entity Address, Country	FR
Country Region	+33
Local Phone Number	6 25 06 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001668105
Amendment Flag	false
American Depositary Shares [Member]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.08 per share
Trading Symbol	TLND
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Ordinary shares, nominal value €0.08 per share*
Trading Symbol	TLND
Security Exchange Name	NASDAQ